Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REALTY SHARES INC
Central Index Key	dei_EntityCentralIndexKey	0000874505
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2019
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A